Long-lived Assets (Tables)	12 Months Ended
Dec. 31, 2014
Long lived Assets
Schedule of PP&E
The details of our property and equipment and the related accumulated depreciation are set forth below:

	Estimated useful life at December 31, 2014	December 31,
		2014	2013
		in millions

Distribution systems	3 to 30 years	$26,286.5	$25,193.2
Customer premises equipment	3 to 5 years	6,213.9	6,126.0
Support equipment, buildings and land	3 to 50 years	4,024.4	3,581.9
		36,524.8	34,901.1
Accumulated depreciation		(12,684.2)	(10,926.2)
Total property and equipment, net		$23,840.6	$23,974.9

Schedule of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of our goodwill during 2013 are set forth below:

	January 1, 2013	Acquisitions and related adjustments	Reclassification of Chellomedia Disposal Group to discontinued operations	Foreign currency translation adjustments and other	December 31, 2013
		in millions
European Operations Division:
U.K./Ireland	$235.5	$9,000.8	$—	$607.9	$9,844.2
The Netherlands	1,206.2	—	—	54.2	1,260.4
Germany	3,770.3	—	—	169.1	3,939.4
Belgium	2,158.3	—	—	96.8	2,255.1
Switzerland/Austria	3,903.9	0.6	—	126.6	4,031.1
Total Western Europe	11,274.2	9,001.4	—	1,054.6	21,330.2
Central and Eastern Europe	1,509.5	—	—	10.6	1,520.1
Total European Operations Division	12,783.7	9,001.4	—	1,065.2	22,850.3
Chile	558.0	—	—	(49.5)	508.5
Corporate and other	535.9	77.2	(223.4)	0.3	390.0
Total	$13,877.6	$9,078.6	$(223.4)	$1,016.0	$23,748.8
Changes in the carrying amount of our goodwill during 2014 are set forth below:

	January 1, 2014	Acquisitions and related adjustments	Foreign currency translation adjustments and other	December 31, 2014
	in millions
European Operations Division:
U.K./Ireland	$9,844.2	$2.1	$(601.2)	$9,245.1
The Netherlands	1,260.4	7,724.3	(379.7)	8,605.0
Germany	3,939.4	—	(482.5)	3,456.9
Belgium	2,255.1	—	(276.2)	1,978.9
Switzerland/Austria	4,031.1	2.3	(441.5)	3,591.9
Total Western Europe	21,330.2	7,728.7	(2,181.1)	26,877.8
Central and Eastern Europe	1,520.1	8.3	(226.3)	1,302.1
Total European Operations Division	22,850.3	7,737.0	(2,407.4)	28,179.9
Chile	508.5	—	(68.2)	440.3
Corporate and other	390.0	—	(8.6)	381.4
Total	$23,748.8	$7,737.0	$(2,484.2)	$29,001.6

Schedule of Intangible Assets Subject to Amortization, Net

The details of our intangible assets subject to amortization are set forth below:

	Estimated useful life at December 31, 2014	December 31, 2014			December 31, 2013
		Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
		in millions

Customer relationships	4 to 15 years	$12,142.5	$(3,056.3)	$9,086.2	$8,116.7	$(2,458.4)	$5,658.3
Other	2 to 15 years	235.4	(131.8)	103.6	288.1	(151.0)	137.1
Total		$12,377.9	$(3,188.1)	$9,189.8	$8,404.8	$(2,609.4)	$5,795.4

Schedule Of Future Amortization Expense Finite Lived Intangible Assets Text Block
The U.S. dollar equivalents of such amortization expense amounts as of December 31, 2014 are presented below (in millions):

2015	$1,406.8
2016	1,360.6
2017	1,226.4
2018	1,089.2
2019	1,086.8
Thereafter	3,020.0
Total	$9,189.8